Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Angola
Current tax expense percentage	64.00%
Angola, Tanzania, Sierra Leone, Liberia and Gabon
Current tax expense percentage		72.00%
Angola,Equatorial Guinea, Ivory Coast and Ghana
Current tax expense percentage			81.00%